Deferred revenue and deferred platform commission fees (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2020	Jan. 01, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 66,096,000	$ 19,535,000	$ 109,644,000	$ 63,260,000	$ 196,333,000	$ 122,035,000	$ 259,516,000	$ 93,811,000
Group
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue					139,792	74,794
Deferred revenue recognized					211,514	160,634
Commission recognized					41,724	23,838
Deferred commission recognized					$ 57,389	$ 49,788